Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001650575
Document Type	6-K
Document Fiscal Year Focus	2025
Entity File Number	001-37593
Entity Registrant Name	BORQS TECHNOLOGIES, INC.
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31